Principles of Consolidation and Investments in Subsidiaries - Summary Of Consolidated Financial Statements Of direct and Indirect Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IPP [member]
Summary of subsidiaries [line items]
Subsidiary		Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.
Location		Brazil
Segment		Ipiranga
Direct control		100.00%	100.00%	100.00%
Indirect control		0.00%	0.00%	0.00%
am/pm Comestveis Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Icorban Correspondente Bancrio Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Icorban – Correspondente Bancário Ltda.	Icorban – Correspondente Bancário Ltda.	Icorban – Correspondente Bancário Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Ipiranga Trading Limited [member]
Summary of subsidiaries [line items]
Subsidiary		Ipiranga Trading Limited	Ipiranga Trading Limited	Ipiranga Trading Limited
Location		British Virgin Islands
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Tropical Transportes Ipiranga Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Ipiranga Imobiliria Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Ipiranga Logstica Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Ipiranga Logística Ltda.	Ipiranga Logística Ltda.	Ipiranga Logística Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oil Trading Importadora e Exportadora Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Iconic Lubrificantes S.A [member]
Summary of subsidiaries [line items]
Subsidiary		Iconic Lubrificantes S.A.	Iconic Lubrificantes S.A.	Iconic Lubrificantes S.A.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		56.00%	56.00%	56.00%
Integra Frotas Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Integra Frotas Ltda.	Integra Frotas Ltda.	Integra Frotas Ltda.
Location		Brazil
Segment		Ipiranga
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Companhia Ultragaz S A [member]
Summary of subsidiaries [line items]
Subsidiary		Companhia Ultragaz S.A.	Companhia Ultragaz S.A.	Companhia Ultragaz S.A.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		99.00%	99.00%	99.00%
Ultragaz Comercial Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Ultragaz Comercial Ltda.	Ultragaz Comercial Ltda.	Ultragaz Comercial Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Nova Paraná Distribuidora de Gás Ltda. [member]
Summary of subsidiaries [line items]
Subsidiary		Nova Paraná Distribuidora de Gás Ltda.	Nova Paraná Distribuidora de Gás Ltda.	Nova Paraná Distribuidora de Gás Ltda.
Location	[1]	Brazil
Segment	[1]	Ultragaz
Direct control	[1]	0.00%	0.00%	0.00%
Indirect control	[1]	100.00%	100.00%	100.00%
Utingas Armazenadora S.A. [member]
Summary of subsidiaries [line items]
Subsidiary		Utingás Armazenadora S.A.	Utingás Armazenadora S.A.	Utingás Armazenadora S.A.
Location	[2]	Brazil
Segment	[2]	Ultragaz
Direct control	[2]	0.00%	0.00%	0.00%
Indirect control	[2]	57.00%	57.00%	57.00%
Bahiana Distribuidora De Gas Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.
Location		Brazil
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
LPG International Inc. [member]
Summary of subsidiaries [line items]
Subsidiary		LPG International Inc.	LPG International Inc.	LPG International Inc.
Location		Cayman Islands
Segment		Ultragaz
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Imaven Imoveis Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Imaven Imóveis Ltda.	Imaven Imóveis Ltda.	Imaven Imóveis Ltda.
Location		Brazil
Segment		Others
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Imifarma Produtos Farmaceuticos e Cosmeticos S A [member]
Summary of subsidiaries [line items]
Subsidiary		Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.
Location		Brazil
Segment		Extrafarma
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
UVC Investimentos Ltda. [Member]
Summary of subsidiaries [line items]
Subsidiary		UVC Investimentos Ltda.	UVC Investimentos Ltda.	UVC Investimentos Ltda.
Location	[3]	Brazil
Segment	[3]	Others
Direct control	[3]	0.00%	0.00%	0.00%
Indirect control	[3]	99.00%	0.00%	0.00%
Centro de Conveniências Millennium Ltda. and subsidiaries [Member]
Summary of subsidiaries [line items]
Subsidiary		Centro de Conveniências Millennium Ltda. and subsidiaries	Centro de Conveniências Millennium Ltda. and subsidiaries	Centro de Conveniências Millennium Ltda. and subsidiaries
Location	[4]	Brazil
Segment	[4]	Ipiranga
Direct control	[4]	100.00%	0.00%	0.00%
Indirect control	[4]	0.00%	100.00%	100.00%
Oxiteno S. A. Industria e Comercio [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio
Location		Brazil
Segment		Oxiteno
Direct control		100.00%	100.00%	100.00%
Indirect control		0.00%	0.00%	0.00%
Oxiteno Nordeste S.A. Indústria e Comércio [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Nordeste S.A. Indústria e Comércio	Oxiteno Nordeste S.A. Indústria e Comércio	Oxiteno Nordeste S.A. Indústria e Comércio
Location	[5]	Brazil
Segment	[5]	Oxiteno
Direct control	[5]	0.00%	0.00%	0.00%
Indirect control	[5]	0.00%	0.00%	99.00%
Oxiteno Argentina Sociedad de Responsabilidad Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.
Location		Argentina
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Location		Brazil
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno Uruguay SA [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Uruguay S.A.	Oxiteno Uruguay S.A.	Oxiteno Uruguay S.A.
Location		Uruguay
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno México SA de CV [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno Servicios Corporativos SA de CV [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno Servicios Industriales de CV [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.
Location		Mexico
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno USA LLC [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno USA LLC	Oxiteno USA LLC	Oxiteno USA LLC
Location		United States
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Global petroleum products trading corporation [member]
Summary of subsidiaries [line items]
Subsidiary		Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.
Location		Virgin Islands
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno Andina, C.A. [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Andina, C.A.	Oxiteno Andina, C.A.	Oxiteno Andina, C.A.
Location	[6]	Venezuela
Segment	[6]	Oxiteno
Direct control	[6]	0.00%	0.00%	0.00%
Indirect control	[6]	0.00%	0.00%	100.00%
Oxiteno Europe SPRL [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Europe SPRL	Oxiteno Europe SPRL	Oxiteno Europe SPRL
Location		Belgium
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno Colombia S A S [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Colombia S.A.S	Oxiteno Colombia S.A.S	Oxiteno Colombia S.A.S
Location		Colombia
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Oxiteno Shanghai LTD [member]
Summary of subsidiaries [line items]
Subsidiary		Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.
Location		China
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Empresa Carioca de Produtos Quimicos S A [member]
Summary of subsidiaries [line items]
Subsidiary		Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.
Location		Brazil
Segment		Oxiteno
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Ultracargo Operacoes Logisticas e Participacoes Ltda [member]
Summary of subsidiaries [line items]
Subsidiary		Ultracargo - Operações Logísticas e Participações Ltda.	Ultracargo - Operações Logísticas e Participações Ltda.	Ultracargo - Operações Logísticas e Participações Ltda.
Location		Brazil
Segment		Ultracargo
Direct control		100.00%	100.00%	100.00%
Indirect control		0.00%	0.00%	0.00%
Terminal Quimico De Aratu SATequimar [member]
Summary of subsidiaries [line items]
Subsidiary		Terminal Químico de Aratu S.A. – Tequimar	Terminal Químico de Aratu S.A. – Tequimar	Terminal Químico de Aratu S.A. – Tequimar
Location		Brazil
Segment		Ultracargo
Direct control		0.00%	0.00%	0.00%
Indirect control		99.00%	99.00%	99.00%
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of subsidiaries [line items]
Subsidiary		TEAS – Terminal Exportador de Álcool de Santos Ltda.	TEAS – Terminal Exportador de Álcool de Santos Ltda.	TEAS – Terminal Exportador de Álcool de Santos Ltda.
Location		Brazil
Segment		Ultracargo
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
Tequimar Vila do Conde Logstica Porturia SA [member]
Summary of subsidiaries [line items]
Subsidiary		Tequimar Vila do Conde Logística Portuária S.A.	Tequimar Vila do Conde Logística Portuária S.A.	Tequimar Vila do Conde Logística Portuária S.A.
Location		Brazil
Segment		Ultracargo
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	0.00%
Ultrapar International S.A. [member]
Summary of subsidiaries [line items]
Subsidiary		Ultrapar International S.A.	Ultrapar International S.A.	Ultrapar International S.A.
Location		Luxembourg
Segment		Others
Direct control		100.00%	100.00%	100.00%
Indirect control		0.00%	0.00%	0.00%
SERMA - Ass. dos usuários equip. proc. de dados [member]
Summary of subsidiaries [line items]
Subsidiary		SERMA - Ass. dos usuários equip. proc. de dados	SERMA - Ass. dos usuários equip. proc. de dados	SERMA - Ass. dos usuários equip. proc. de dados
Location		Brazil
Segment		Others
Direct control		0.00%	0.00%	0.00%
Indirect control		100.00%	100.00%	100.00%
UVC - Fundo de investimento em participações multiestratégia investimento no exterior [Member]
Summary of subsidiaries [line items]
Subsidiary		UVC - Fundo de investimento em participações multiestratégia investimento no exterior	UVC - Fundo de investimento em participações multiestratégia investimento no exterior	UVC - Fundo de investimento em participações multiestratégia investimento no exterior
Location	[7]	Brazil
Segment	[7]	Others
Direct control	[7]	100.00%	0.00%	0.00%
Indirect control	[7]	0.00%	0.00%	0.00%
Eaí Clube Automobilista S.A. [Member]
Summary of subsidiaries [line items]
Subsidiary		Eaí Clube Automobilista S.A.	Eaí Clube Automobilista S.A.	Eaí Clube Automobilista S.A.
Location	[8]	Brazil
Segment	[8]	Abastece Aí
Direct control	[8]	100.00%	0.00%	0.00%
Indirect control	[8]	0.00%	0.00%	0.00%

[1]	Non operating company in closing phase.
[2]	In October 2020, there was a change in the share capital of the company Utingás, which became controlled by Companhia Ultragaz S.A. (“Ultragaz”).
[3]	Subsidiary createdin January 2020to providevaluation, business management and financial advisory services to UVC - Fundo de investimento em participações multiestratégia investimento no exterior. In September 2020 the company’s name was changed to “UVC Investimentos Ltda”.
[4]	In May 2020 there was a change in the participation of the capital of the subsidiary Millennium which became a direct subsidiary of the Company.
[5]	On April 30, 2019, the shareholders of Oxiteno Nordeste S.A. Indústria e Comércio (“Oxiteno Nordeste”) approved the redemption of all of its preferred shares class “B”, with subsequent cancellation. On December 2, 2019, in order to simplify the corporate structure, the subsidiary Oxiteno Nordeste was incorporated by its parent Oxiteno S.A. Indústria e Comércio (“Oxiteno S.A.”).
[6]	On October 15, 2019, the subsidiary Oxiteno S.A. approved the asset write-offs of Oxiteno Andina C.A. (“Oxiteno Andina”).
[7]	Fund constituted on January 2020, the UVC has the purpose to invest in promising companies that can leverage or complement the Company's business, besides to supporting the mapping and sharing of startups and new technologies.
[8]	Subsidiary created in July 2020, adding the Abastece Aí app and Km de Vantagens programs to operate in the digital payments segment under the Abastece Aí brand.